Provisions (Details) - USD ($) $ in Thousands	Oct. 31, 2018	Apr. 30, 2017	Apr. 30, 2016
Provisions [Abstract]
Current provisions	$ 57,411	$ 20,142
Non-current provisions	35,421	11,937
Provisions	92,832	32,079	$ 24,899
Onerous Leases and Dilapidations [Member]
Provisions [Abstract]
Current provisions	11,219	4,406
Non-current provisions	23,886	11,837
Provisions	35,105	16,243	18,176
Restructuring and Integration [Member]
Provisions [Abstract]
Current provisions	39,154	12,132
Non-current provisions	11,535	0
Provisions	50,689	12,132	3,523
Legal [Member]
Provisions [Abstract]
Current provisions	7,038	3,220
Non-current provisions	0	0
Provisions	7,038	3,220	1,920
Other [Member]
Provisions [Abstract]
Current provisions	0	384
Non-current provisions	0	100
Provisions	$ 0	$ 484	$ 1,280